REVENUE - Schedule of revenues expected to be recognized in the future related to performance obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Revenue from Contract with Customer [Abstract]
2025	$ 2,130
2026	407
2027	142
2028	117
Thereafter	68
Total	$ 2,864